Submission	Oct. 13, 2026
Submission [Line Items]
Central Index Key	0002130219
Registrant Name	Hall Chadwick Acquisition Corp II
Registration File Number	333-295214
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES